Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000106056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R6 Shares)
Average Annual Return, Percent	12.54%	4.93%	13.91%
C000106055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R5 Shares)
Average Annual Return, Percent	12.44%	4.84%	13.83%
C000173560 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R4 Shares)
Average Annual Return, Percent	12.25%	4.67%	13.63%
C000173559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R3 Shares)
Average Annual Return, Percent	12.00%	4.41%	13.34%
C000077259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class R2 Shares)
Average Annual Return, Percent	11.71%	4.15%	13.07%
C000010157 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class I Shares)
Average Annual Return, Percent	12.34%	4.74%	13.69%
C000010160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class C Shares)
Average Annual Return, Percent	10.48%	3.94%	12.92%
C000010158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class A Shares)
Average Annual Return, Percent	6.17%	3.35%	12.76%
C000010744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class A Shares)
Average Annual Return, Percent	15.13%	8.55%	10.68%
C000010746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class C Shares)
Average Annual Return, Percent	19.91%	9.17%	10.83%
C000010743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class I Shares)
Average Annual Return, Percent	21.82%	10.01%	11.56%
C000098140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R2 Shares)
Average Annual Return, Percent	21.23%	9.45%	10.99%
C000173561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R3 Shares)
Average Annual Return, Percent	21.55%	9.73%	11.28%
C000173562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R4 Shares)
Average Annual Return, Percent	21.83%	10.00%	11.56%
C000098141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R5 Shares)
Average Annual Return, Percent	22.06%	10.18%	11.74%
C000109963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class R6 Shares)
Average Annual Return, Percent	22.12%	10.28%	11.84%
C000173239 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class R6 Shares)
Average Annual Return, Percent	22.27%	13.35%	15.45%
C000010747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class I Shares)
Average Annual Return, Percent	22.09%	13.17%	15.28%
C000010750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class C Shares)
Average Annual Return, Percent	20.04%	12.22%	14.43%
C000010748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class A Shares)
Average Annual Return, Percent	15.38%	11.68%	14.37%
C000010793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class A Shares)
Average Annual Return, Percent	4.81%	2.51%	6.92%
C000010795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class C Shares)
Average Annual Return, Percent	9.03%	3.10%	7.05%
C000010792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class I Shares)
Average Annual Return, Percent	10.90%	3.88%	7.76%
C000173563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class R3 Shares)
Average Annual Return, Percent	10.61%	3.62%	7.49%
C000162349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class R6 Shares)
Average Annual Return, Percent	11.15%	4.15%	8.03%
C000093777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R6 Shares)
Average Annual Return, Percent	15.56%	12.66%	20.30%
C000076449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R5 Shares)
Average Annual Return, Percent	15.45%	12.55%	20.18%
C000173566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R4 Shares)
Average Annual Return, Percent	15.26%	12.38%	19.99%
C000173565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R3 Shares)
Average Annual Return, Percent	14.98%	12.10%	19.70%
C000070644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class R2 Shares)
Average Annual Return, Percent	14.69%	11.82%	19.41%
C000010797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class I Shares)
Average Annual Return, Percent	15.26%	12.38%	19.99%
C000010800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class C Shares)
Average Annual Return, Percent	13.42%	11.54%	19.23%
C000010798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class A Shares)
Average Annual Return, Percent	8.93%	10.89%	19.07%
C000010803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class A Shares)
Average Annual Return, Percent	14.89%	9.19%	12.25%
C000010805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class C Shares)
Average Annual Return, Percent	19.65%	9.80%	12.39%
C000010802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class I Shares)
Average Annual Return, Percent	21.64%	10.63%	13.11%
C000070645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R2 Shares)
Average Annual Return, Percent	20.99%	10.08%	12.55%
C000205210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R3 Shares)
Average Annual Return, Percent	21.28%	10.36%	12.84%
C000205209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R4 Shares)
Average Annual Return, Percent	21.61%	10.65%	13.11%
C000033523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R5 Shares)
Average Annual Return, Percent	21.79%	10.81%	13.28%
C000093778 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class R6 Shares)
Average Annual Return, Percent	21.93%	10.91%	13.39%
C000093779 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R6 Shares)
Average Annual Return, Percent	39.77%	2.25%	14.27%
C000173240 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R5 Shares)
Average Annual Return, Percent	39.65%	2.15%	14.16%
C000190883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R4 Shares)
Average Annual Return, Percent	39.42%	2.00%	13.99%
C000190882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R3 Shares)
Average Annual Return, Percent	39.12%	1.74%	13.70%
C000070647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class R2 Shares)
Average Annual Return, Percent	38.67%	1.49%	13.41%
C000010812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class L Shares)
Average Annual Return, Percent	39.61%	2.15%	14.16%
C000010811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class I Shares)
Average Annual Return, Percent	39.37%	1.99%	13.98%
C000010815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class C Shares)
Average Annual Return, Percent	37.44%	1.24%	13.25%
C000010813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class A Shares)
Average Annual Return, Percent	31.82%	0.65%	13.09%
C000010894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class A Shares)
Average Annual Return, Percent	34.47%	7.26%	9.45%
C000010896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class C Shares)
Average Annual Return, Percent	40.29%	7.90%	9.60%
C000010893 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class I Shares)
Average Annual Return, Percent	42.30%	8.70%	10.33%
C000070648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R2 Shares)
Average Annual Return, Percent	41.57%	8.13%	9.76%
C000173568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R3 Shares)
Average Annual Return, Percent	41.90%	8.40%	10.03%
C000173567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R4 Shares)
Average Annual Return, Percent	42.25%	8.67%	10.30%
C000033524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R5 Shares)
Average Annual Return, Percent	42.47%	8.83%	10.47%
C000010897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class R6 Shares)
Average Annual Return, Percent	42.61%	8.94%	10.58%
C000191459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class R6 Shares)
Average Annual Return, Percent	18.48%	9.48%	12.40%
C000010902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class I Shares)
Average Annual Return, Percent	18.19%	9.21%	12.19%
C000010905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class C Shares)
Average Annual Return, Percent	16.32%	8.39%	11.43%
C000010903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class A Shares)
Average Annual Return, Percent	12.59%	7.96%	11.41%
C000010907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class A Shares)
Average Annual Return, Percent	9.27%	6.20%	9.24%
C000010909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class C Shares)
Average Annual Return, Percent	12.80%	6.62%	9.27%
C000010906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class I Shares)
Average Annual Return, Percent	14.64%	7.43%	10.00%
C000191460 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class R6 Shares)
Average Annual Return, Percent	14.98%	7.70%	10.22%
C000191469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class R6 Shares)
Average Annual Return, Percent	12.38%	6.24%	8.26%
C000010910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class I Shares)
Average Annual Return, Percent	12.16%	5.98%	8.05%
C000010913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class C Shares)
Average Annual Return, Percent	10.33%	5.19%	7.31%
C000010911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class A Shares)
Average Annual Return, Percent	6.79%	4.75%	7.27%
C000010915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class A Shares)
Average Annual Return, Percent	3.74%	2.78%	4.91%
C000010917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class C Shares)
Average Annual Return, Percent	7.17%	3.20%	4.95%
C000010914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class I Shares)
Average Annual Return, Percent	8.86%	3.98%	5.65%
C000191474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class R6 Shares)
Average Annual Return, Percent	9.14%	4.24%	5.86%
Without Sales Load [Member] | C000010160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.48%	3.94%	12.92%
Without Sales Load [Member] | C000010158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.06%	4.47%	13.37%
Without Sales Load [Member] | C000010744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	21.53%	9.73%	11.28%
Without Sales Load [Member] | C000010746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	20.91%	9.17%	10.83%
Without Sales Load [Member] | C000010750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	21.04%	12.22%	14.43%
Without Sales Load [Member] | C000010748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Equity Index Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	21.77%	12.89%	14.99%
Without Sales Load [Member] | C000010793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.64%	3.62%	7.49%
Without Sales Load [Member] | C000010795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SMID Cap Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.03%	3.10%	7.05%
Without Sales Load [Member] | C000010800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.42%	11.54%	19.23%
Without Sales Load [Member] | C000010798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.97%	12.10%	19.71%
Without Sales Load [Member] | C000010803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	21.28%	10.37%	12.85%
Without Sales Load [Member] | C000010805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Large Cap Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	20.65%	9.80%	12.39%
Without Sales Load [Member] | C000010815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	38.44%	1.24%	13.25%
Without Sales Load [Member] | C000010813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	39.09%	1.74%	13.70%
Without Sales Load [Member] | C000010894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	41.92%	8.43%	10.04%
Without Sales Load [Member] | C000010896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	41.29%	7.90%	9.60%
Without Sales Load [Member] | C000010905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	17.32%	8.39%	11.43%
Without Sales Load [Member] | C000010903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	17.90%	8.96%	11.92%
Without Sales Load [Member] | C000010907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.45%	7.18%	9.74%
Without Sales Load [Member] | C000010909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Growth & Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.80%	6.62%	9.27%
Without Sales Load [Member] | C000010913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.33%	5.19%	7.31%
Without Sales Load [Member] | C000010911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Balanced Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.85%	5.71%	7.77%
Without Sales Load [Member] | C000010915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	8.66%	3.72%	5.39%
Without Sales Load [Member] | C000010917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Investor Conservative Growth Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	8.17%	3.20%	4.95%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	22.02%	12.66%	15.30%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	36.72%	8.30%	12.25%
Bloomberg U S Intermediate Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Aggregate Index
Average Annual Return, Percent	3.76%	0.97%	1.74%
MSCI EAFE Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net total return)
Average Annual Return, Percent	20.23%	9.05%	9.66%
Lipper Mixed Asset Target Allocation Moderate Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Moderate Funds Index
Average Annual Return, Percent	13.68%	6.30%	8.09%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Lipper Mixed Asset Target Allocation Conservative Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Return, Percent	10.45%	3.90%	5.26%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	6.17%	6.03%	13.04%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.12%	11.17%	11.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.71%	13.71%	18.58%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	38.74%	5.57%	11.97%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	43.01%	8.23%	10.89%
Lipper Mixed Asset Target Allocation Aggressive Growth Funds [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Aggressive Growth Funds
Average Annual Return, Percent	22.79%	9.19%	11.52%
Lipper Mixed Asset Target Allocation Growth Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mixed-Asset Target Allocation Growth Funds Index
Average Annual Return, Percent	17.34%	7.70%	9.97%